UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06400

                         The Advisors' Inner Circle Fund
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: 1-866-777-7818

                   Date of fiscal year end: December 31, 2010

                    Date of reporting period: March 31, 2010

Item 1.   Schedule of Investments

The Advisors' Inner Circle Fund                                  March 31, 2010
USFS Funds Limited Duration Government Fund                      (Unaudited)





SCHEDULE OF INVESTMENTS

 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 28.8%


                                                    Face Amount        Value
                                                    -----------      ----------

Federal Home Loan Bank (FHLB)
    4.770%, 09/20/12                            $     1,464,562 $     1,549,908
Federal Home Loan Mortgage Corp. (FHLMC)
    5.250%, 05/15/17                                    955,935       1,013,137
    5.000%, 10/01/14                                    600,659         623,313
    4.500%, 09/01/13                                  1,688,732       1,743,885
    4.000%, 06/15/13                                  2,298,967       2,351,723
    4.000%, 10/15/16                                    455,686         470,184
Federal National Mortgage Association (FNMA)
    5.500%, 12/25/14                                  2,723,541       2,877,069
    5.000%, 02/01/15                                    764,601         795,484
    4.500%, 05/01/14                                  2,002,706       2,071,599
    1.630%, 03/25/27 (A)                              1,317,874       1,271,158
Government National Mortgage Association (GNMA)
    4.500%, 08/20/19                                    348,515         366,421
    4.000%, 12/15/18                                    427,342         443,312
                                                                     ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  OBLIGATIONS
    (Cost $15,104,160)                                               15,577,193
                                                                     ----------


U.S. TREASURY OBLIGATIONS -- 23.9%

U.S. Treasury Notes
    2.375%, 09/30/14                                  1,000,000       1,000,312
    2.250%, 01/31/15                                  1,000,000         989,454
    2.125%, 11/30/14                                  1,000,000         986,875
    1.375%, 01/15/13                                  6,000,000       5,967,497
    1.125%, 12/15/12                                  2,000,000       1,983,282
    1.000%, 03/31/12                                  2,000,000       1,999,060
                                                                     ----------

TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $12,969,516)                                               12,926,480
                                                                     ----------


U.S. GOVERNMENT AGENCY OBLIGATIONS -- 21.1%

Federal Home Loan Bank (FHLB)
    4.720%, 09/20/12                                  1,605,004       1,703,745
    3.000%, 08/27/10 (B)                              1,000,000       1,002,333
    2.500%, 02/19/12 (B)                              2,000,000       1,993,324
Federal Home Loan Mortgage Corp. (FHLMC)
    4.000%, 02/12/12 (B)                               500,000          503,274
    3.000%, 01/15/12 (B)                              2,000,000       2,007,379
    2.500%, 02/15/12 (B)                              1,000,000         990,720
Federal National Mortgage Association (FNMA)
    4.000%, 12/28/11 (B)                              1,750,000       1,755,632
    3.150%, 10/30/14                                  1,500,000       1,502,830
                                                                     ----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $11,414,874)                                               11,459,237
                                                                     ----------

The Advisors' Inner Circle Fund                                  March 31, 2010
USFS Funds Limited Duration Government Fund                      (Unaudited)


SMALL BUSINESS ADMINISTRATION (SBA) -- 18.4%

                                                    Face Amount/
                                                      Shares            Value
                                                    ------------     ----------

SBA

    7.125%, 06/25/24                                $     55,618    $    58,831
    7.100%, 02/01/17                                      19,068         20,825
    5.250%, 06/25/14 (A)                                   2,947          3,074
    4.265%, 05/25/14 (A)                                 145,316        149,075
    3.875%, 02/25/25 (A)                                  33,697         35,666
    3.625%, 07/25/16 (A)                                  79,871         82,860
    3.375%, 09/25/25 (A)                                  27,907         28,591
    3.125%, 06/25/25 (A)                                  13,981         14,566
    3.125%, 03/25/11 (A)                                  15,595         15,720
    2.575%, 11/25/14 (A)                                 667,678        676,080
    1.625%, 04/25/16 (A)                                 100,801         99,744
    1.400%, 09/25/32 (A)                                 914,701        922,085
    1.375%, 07/25/17 (A)                                  39,286         39,311
    1.250%, 03/25/17 (A)                                  10,458         10,436
    1.250%, 09/25/10 (A)                               2,031,463      2,027,554
    1.125%, 03/25/13 (A)                                  39,949         39,811
    1.000%, 08/25/18 (A)                               1,120,421      1,115,960
    0.950%, 01/25/19 (A)                                  31,978         31,806
    0.875%, 10/25/21 (A)                                 465,519        462,609
    0.800%, 05/25/18 (A)                               1,294,350      1,283,418
    0.750%, 04/25/21 (A)                                  49,487         49,025
    0.700%, 02/25/30 (A)                                 427,145        421,877
    0.625%, 03/25/30 (A)                                 371,204        365,571
    0.600%, 09/25/30 (A)                                 765,210        752,891
    0.570%, 09/25/31 (A)                               1,264,009      1,244,990
                                                                      ---------

TOTAL SMALL BUSINESS ADMINISTRATION (SBA)
    (Cost $9,892,780)                                                 9,952,376
                                                                      ---------


CASH EQUIVALENT -- 4.0%

HighMark Treasury Plus Money Market Fund, Fiduciary Class,
  0.030% (C)
    (Cost $2,188,764)                                  2,188,764      2,188,764
                                                                      ---------
TOTAL INVESTMENTS-- 96.2%
    (Cost $51,570,094)+                                            $ 52,104,050
                                                                     ==========


Percentages are based on Net Assets of $54,161,832.
(A) Variable rate security - Rate disclosed is the rate in effect on March 31, 2010.
(B) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2010. The coupon on a step bond changes on a specified date.
(C) The rate reported is the 7-day  effective yield as of March 31, 2010.

+ At March 31, 2010, the tax basis cost of the Fund's investments was $51,570,094 and the unrealized appreciation and depreciation were $650,261 and ($116,305), respectively.

As of March 31, 2010, all of the Fund's investments were considered Level 2, with the exception of the Cash Equivalent, which is level 1, in accordance with ASC 820.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual financial statements.


USF-QH-001-0100

The Advisors' Inner Circle Fund                                  March 31, 2010
USFS Funds Tactical Asset Allocation Fund                        (Unaudited)



SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 75.0%

                                                          Shares/
                                                         Contracts      Value
                                                         ---------      -----

Revenueshares Mid Cap                                     28,300    $   745,818
Rydex S&P 500 Pure Growth                                  4,000        146,440
SPDR Dow Jones Industrial Average                         10,869      1,180,265
SPDR Oil and Gas Equipment and Services                   11,400        338,580
SPDR S&P Dividend                                         24,500      1,208,095
SPDR Trust Series 1                                       83,750      9,797,912
The Energy Select Sector SPDR                              6,000        345,120
Ultra S&P 500 Proshares                                   58,000      2,436,580
Vanguard Dividend Appreciation                            12,000        585,960
Vanguard Emerging Markets                                 12,807        540,199
Wisdomtree Midcap Dividend                                13,750        636,048
                                                                     -----------

TOTAL EXCHANGE TRADED FUNDS
    (Cost $16,964,351)                                               17,961,017
                                                                     ----------


COMMON STOCK -- 20.0%

Consumer Staples -- 8.0%

Coca-Cola                                                  8,700        478,500
Kimberly-Clark                                             7,600        477,888
PepsiCo                                                    7,300        482,968
Sysco                                                     16,300        480,850
                                                                     ----------
                                                                      1,920,206
                                                                     ----------

Financials -- 2.0%
Federated Investors                                       18,400        485,392
                                                                     ----------

Health Care -- 6.0%
Bristol-Myers Squibb                                      18,500        493,950
Eli Lilly                                                 12,750        461,805
Johnson & Johnson                                          7,300        475,960
                                                                     ----------
                                                                      1,431,715
                                                                     ----------

Information Technology -- 4.0%
Automatic Data Processing                                 11,000        489,170
Paychex                                                   15,300        469,710
                                                                     ----------
                                                                        958,880
                                                                     ----------

TOTAL COMMON STOCK
    (Cost $4,621,415)                                                 4,796,193
                                                                     ----------


CASH EQUIVALENT -- 5.2%
HighMark Treasury Plus Money Market Fund, Fiduciary Class,
  0.030% (A)
    (Cost $1,239,762)                                  1,239,762      1,239,762
                                                                     ----------

TOTAL INVESTMENTS-- 100.2%
    (Cost $22,825,528)+                                            $ 23,996,972
                                                                     ==========


SCHEDULE OF OPEN OPTIONS WRITTEN
WRITTEN OPTIONS -- (0.3%)

SPDR S&P 500 ETF Trust Call, Expires 04/17/10,
  Strike Price $114                                         (100)       (35,500)
SPDR S&P 500 ETF Trust Call, Expires 05/22/10,
  Strike Price $118                                          (50)       (11,600)
SPDR S&P 500 ETF Trust Call, Expires 05/22/10,
  Strike Price $119                                         (100)       (18,500)
                                                                     ----------

TOTAL WRITTEN OPTIONS
    (Premiums Received $53,099)                                     $   (65,600)
                                                                     ===========

The Advisors' Inner Circle Fund                                  March 31, 2010
USFS Funds Tactical Asset Allocation Fund                        (Unaudited)


Percentages are based on Net Assets of $23,956,482.
(A) The rate reported is the 7-day  effective yield as of March 31, 2010.

+ At March 31, 2010, the tax basis cost of the Fund's investments was $22,825,528 and the unrealized appreciation and depreciation were $1,184,968 and ($13,524), respectively.

S&P-- Standard & Poor's
SPDR-- Standard & Poor's Depositary Receipt


As of March 31, 2010, all of the Fund's investments were considered Level 1 in accordance with ASC 820.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual financial statements.



USF-QH-001-0100

Item 2.   Controls and Procedures

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)                        /s/ Philip T. Masterson
                                                -----------------------
                                                Philip T. Masterson
                                                President

Date: May 26, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                        /s/ Philip T. Masterson
                                                --------------------------
                                                Philip T. Masterson
                                                President

Date: May 26, 2010





By (Signature and Title)                        /s/ Michael Lawson
                                                ---------------------------
                                                Michael Lawson
                                                Treasurer, Controller & CFO

Date: May 26, 2010